INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at the beginning of the year		$ 8,135	[1]	$ 11,080
Increase related to prior year tax positions		0		271
Decrease related to prior year tax positions		(1,099)		(4,403)
Increase related to current year tax positions		1,709		1,187
Balance at the end of the year	[1]	$ 8,745		$ 8,135

[1]	The amounts for the years ended December 31, 2022 and 2021 includes $2,590 and $2,412 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 15e.